Other Matters - Additional Information (Detail) ₨ in Millions, $ in Millions				12 Months Ended
	Jul. 21, 2009	Aug. 29, 2003	Apr. 30, 2002	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2020 USD ($)	Jan. 31, 2020 INR (₨)	Jan. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)
Disclosure of subsidiaries [line items]
Recovery of direct costs						₨ 16,176	$ 251
Claim against resultant profit of petroleum						₨ 3,219	$ 43
Hindustan Zinc Limited (HZL) [member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary	64.90%		26.00%
Additional interests acquired	18.90%	20.00%
Ownership percentage by Government of India				35.08%	35.08%
Ownership interest to be sold to Employees	3.50%
Hindustan Zinc Limited (HZL) [member] | Legal proceedings contingent liability [member] | Department of mines and Geology [member]
Disclosure of subsidiaries [line items]
Contingent liability				₨ 3,339	₨ 3,339			$ 44	₨ 19,250	$ 255	$ 44
Hindustan Zinc Limited (HZL) [member] | Government of India [member]
Disclosure of subsidiaries [line items]
Ownership percentage by Government of India	29.50%
Bharat aluminium company limited [member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary				51.00%
Ownership percentage by Government of India				49.00%	49.00%